Note 43 - Deutsche Bank Parent Long-Term Debt (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Total Dec 31 [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	€ 235	€ 283
Total long-term debt	150,670	162,108
Total Dec 31 [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	62,155	61,469
Floating rate	14,579	18,184
Other	61,509	72,549
Total Dec 31 [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,614	7,157
Floating rate	2,578	€ 2,467
Due in 2023 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	125
Total long-term debt	42,102
Due in 2023 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	12,749
Floating rate	1,421
Other	25,907
Due in 2023 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	25
Floating rate	1,876
Due in 2024 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	13,379
Due in 2024 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,912
Floating rate	2,235
Other	1,180
Due in 2024 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Floating rate	26
Other	25
Due in 2025 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	14,794
Due in 2025 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	8,432
Floating rate	3,023
Other	645
Due in 2025 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,504
Floating rate	190
Due in 2026 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	15,954
Due in 2026 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,927
Floating rate	2,398
Other	640
Due in 2026 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	1,946
Other	42
Due in 2027 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	13,126
Due in 2027 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,622
Floating rate	575
Other	454
Due in 2027 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,455
Other	20
Due after 2027 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	51,314
Due after 2027 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,513
Floating rate	4,926
Other	32,683
Due after 2027 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,684
Floating rate	487
Other	€ 23